Shareholders' Deficit - Ordinary Shares (Details)		12 Months Ended
	Jan. 25, 2024 USD ($) shares	Dec. 31, 2025 $ / shares shares	Nov. 30, 2025 $ / shares shares	Oct. 15, 2025 shares	Jul. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 30, 2024 $ / shares shares	Nov. 13, 2024 shares	Oct. 17, 2024 $ / shares	Feb. 29, 2024 $ / shares shares	Jan. 11, 2024 $ / shares	Jan. 10, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Mar. 18, 2022 shares
Shareholders' Deficit
Common shares, shares authorized (in shares)			350,000,000				350,000,000			350,000,000			350,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)			110,211,574				96,000,040
Common shares, shares outstanding (in shares)			110,211,574				96,000,040
Ordinary shares subject to possible redemption, shares issued (in shares)			15,951,675		15,951,675
CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	7,666,666
Conversion ratio	1
Additional fund deposited into trust account | $	$ 0
Number of rights outstanding		2,300,000				2,300,000
Number of shares issued per right		0.10
Number of shares issuable per right, if company will not be survivor upon completion of business combination		1
Fractional shares issued upon conversion of rights		0
CIK_0001843477_Spring Valley Acquisition Corp. II | Sponsor
Shareholders' Deficit
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	7,546,666
CIK_0001843477_Spring Valley Acquisition Corp. II | Director
Shareholders' Deficit
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	120,000
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Common shares, shares authorized (in shares)		300,000,000				300,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)		9,879,945				9,880,095
Common shares, shares outstanding (in shares)	22,304,432	9,879,945				9,880,095		9,880,095
Ordinary shares subject to possible redemption, shares outstanding (in shares)	14,637,766
Conversion ratio	1	1									1	1
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II | Sponsor
Shareholders' Deficit
Common shares, shares outstanding (in shares)	7,546,666
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II | Director
Shareholders' Deficit
Common shares, shares outstanding (in shares)	120,000
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	120,000
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Common shares, shares outstanding (in shares)	14,637,766
Ordinary shares subject to possible redemption, shares issued (in shares)		2,213,278				2,213,429
Ordinary shares subject to possible redemption, shares outstanding (in shares)	14,637,766	2,213,278		2,213,278		2,213,429		2,075,000					23,000,000
Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Common shares, shares authorized (in shares)		30,000,000				30,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001					$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		1				1
Common shares, shares outstanding (in shares)		1				1								7,666,667
Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II | Sponsor
Shareholders' Deficit
Common shares, shares issued (in shares)	1